Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities
	December 31, 2018	December 31, 2017
Trade payables	477	813
Amounts due to related parties (Note 11)	1	42
Accrued liabilities	78	114
	556	969